Leasing and other commitments (Tables)	12 Months Ended
Jan. 31, 2018
Leases1 [Abstract]
Commitments under non-cancelable operating leases
The Group’s total commitments under non-cancelable operating leases are as follows:

	Land & Buildings
	January 31, 2018	January 31, 2017
	£000	£000
Leases which expire
Not later than one year	337	88
Later than one year and not later than five years	1,143	122
	1,480	210